Other Income, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Income, Net [Abstract]
Schedule of Other Income, Net

Other income, net consisted of the following for the six months ended September 30:

	For the six months ended September 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Bank interest income, net	7,894	23,760	3,053
Others(cost)income	(64,405)	126,212	16,221
	(56,511)	149,972	19,274

Other income, net consisted of the following for the year ended March 31:

	2024	2025	2025
	HK$	HK$	US$
Bank interest income, net	31,864	17,966	2,309
Government grant	—	—	—
Others	4,201	(187)	(24)
	36,065	17,779	2,285